Equity reserves	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity reserves [Text Block]

13) Equity reserves

During the year ended December 31, 2023, the Company recognized a net share-based payment expense recovery related to the forfeiture, grant and vesting of stock options and RSUs granted to the Company's directors, officers, employees and consultants of $362 (year ended December 31, 2022 - expense of $2,372). The total share-based payment amount was charged to operations.

	RSUs		Options				Warrants
	Number	Value	Number		Weighted average exercise price	Value	Number		Weighted average exercise price	Value	Total value
December 31, 2021	216	$1,551	889	C$	12.78	$4,857	1,832	C$	11.78	$11,406	$17,814
Granted[1]	111	1,204	363		11.79	2,073	-		-	-	3,277
Exercised	(123)	(1,308)	(36)		(6.70)	(133)	(10)		(11.50)	(34)	(1,475)
Expired	-	-	-		-	-	(1,480)		-	(4,573)	(4,573)
Forfeited	(4)	(7)	(208)		(13.23)	(898)	-		-	-	(905)
December 31, 2022	200	$1,440	1,008	C$	12.55	$5,899	342	C$	13.00	$6,799	$14,138
Granted[1]	230	891	424		6.60	901	-		-	-	1,792
Exercised	(63)	(649)	-		-	-	-		-	-	(649)
Expired	-	-	(29)		(24.00)	(365)	-		-	-	(365)
Forfeited	(150)	(852)	(513)		(11.26)	(1,786)	(14)		-	(78)	(2,716)
December 31, 2023	217	$830	890	C$	10.08	$4,649	328	C$	13.00	$6,721	$12,200

1. Value includes amounts relating to all outstanding grants.

a) RSUs

During the year ended December 31, 2023, the Company granted 230 RSUs to officers and employees of the Company. These RSUs vest over time, with one-third vesting during each of the years 2024, 2025 and 2026.

During the year ended December 31, 2022, the Company granted 111 RSUs to officers and employees of the Company. These RSUs vest over time, with one-third vesting during each of the years 2023, 2024 and 2025.

b) Stock options

	Range of prices	No. outstanding	No. exercisable	Weighted average remaining life (years)		Weighted average exercise price		Weighted average grant date share price
C$	5.71 - 10.00	651	332	3.3	C$	6.75	C$	6.75
	15.01 - 20.00	207	141	2.8		17.40		17.40
	30.01 - 30.40	32	32	0.0		30.40		30.40
		890	505		C$	10.08

During the year ended December 31, 2023, the Company granted 424 (year ended December 31, 2022 - 363) stock options with a weighted average exercise price of C$6.60. The chart below details the inputs to the Black-Scholes model used in determining the fair value of the options granted during the year (with 0% dividend yield and 0% expected forfeiture rate).

Options vest in equal installments of one-third on the anniversary date of the grant. The remaining weighted average contractual life of options outstanding at December 31, 2023 was 3.1 years (December 31, 2022 - 2.7 years).

	Year ended
	December 31, 2023			December 31, 2022
	Grant 1	Grant 2	Grant 3	Grant 1	Grant 2	Grant 3
Grant date	1/12/2023	4/13/2023	5/18/2023	3/31/2022	6/30/2022	12/15/2022
Risk-free interest rate	3.13%	3.04%	3.29%	1.62%	2.46%	2.94%
Expected volatility	68.58%	68.25%	68.48%	75.53%	76.33%	68.84%
Expected life of options	5	5	5	5	5	5
Fair value on grant date	$4.75	$3.92	$3.38	$6.93	$9.84	$4.13
Exercise price	$8.04	$6.67	$5.71	$11.22	$15.61	$6.99
Number of options granted (000)	34	313	77	54	176	133
Expiry	01/12/28	04/13/28	05/18/28	01/20/27	04/01/27	12/14/27

c) Warrants

No. outstanding	No. exercisable	Grant Date	Expiry Date		Exercise price	Expected volatility	Expected life (years)	Expected dividend yield	Risk-free Interest rate
328	328	12/07/20	12/08/25	C$	13.00	88%	5.00	0%	0%
328	328			C$	13.00